Assets Held for Sale Assets Held For Sale (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets Held for Sale [Abstract]
Assets Held For Sale, non-current	$ 17,008	$ 708,097
Number of vessels held for sale	1